RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

a) The table below summarizes the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Mr. Bingshan Guo	23.3% beneficial owner of the Company
Mr. Xiangyang Guo	CEO, director and chairman of the board of the Company
Mr. Yonghong Che	9.3% beneficial owner of the Company

b) During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2019	2018
Mr. Bingshan Guo	$198,556	$211,005
Mr. Xiangyang Guo	860,067	145,704
Mr. Yonghong Che	—	50,997
Total	$1,058,623	$407,706

In 2017, Mr. Bingshan Guo paid the professional service fees for the initial public offering on behalf of the Company; these amounts were non-interest bearing with no payment terms. The Company obtained interest-free loans from Mr. Xiangyang Guo and Mr. Yonghong Che. As of December 31, 2019, the Company had fully repaid the loan from Mr. Yonghong Che. The loans the Company obtained from Mr. Xiangyang Guo in 2017 and 2019 were in the amount of RMB1,000,000 and RMB5,000,000, respectively. On December 31, 2019,Mr. Xiangyang Guo agreed with the Company to extend the maturity date of the loan for the RMB1,000,000 loan to December 31, 2020.

Transactions with related parties:

1.    Lease from a related party

For the year ended December 31, 2016, the Company leased a coal yard from Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”), under a non-cancelable operating lease agreement that expires on December 31, 2020. The lease is on a fixed payment basis, with a five-year lease term and no contingent rentals. Due to the change of business address, the Company decided to terminate the agreement in January 2019. Expenses from this lease recorded during the year ended December 31, 2019, 2018 and 2017 were as below:

	For the Years ended December 31,
	2019	2018	2017
Hongxing	$—	$17,698	$19,246
Total	$—	$17,698	$19,246

2.    Loan provided by related parties

On August 21, 2019, Mr. Xiangyang Guo agreed to provide an interest-free loan in the amount of $724,800 ( RMB5,000,000) to the Company, with a term from August 25, 2019 to August 24, 2020. The proceeds from the loan was mainly used in the operating activities.

	For the Years ended December 31,
	2019	2018	2017
Related party paid on behalf of the Company for operations:
Mr. Bingshan Guo	$—	$—	$195,148
Loan provided by related party to the Company:
Mr. Xiangyang Guo	724,800	—	148,045
Total	$724,800	$—	$343,193
Loan repaid to related party by the Company
Mr. Yonghong Che	50,736	—	—
Mr. Bingshan Guo	9,132	—	—
Total	$59,868	$—	$—

3.    Guarantee provided by related parties

On November 5, 2019, the Company signed a bank acceptance contract with Industrial Bank Co. Ltd. Taiyuan Branch (the “Bank”). The Bank promised to unconditionally accept the note payables issued by the Company. The total amount of notes payable involved in the contract was $1,813,308  (RMB 12,650,000). Correspondingly, Mr. Xiangyang Guo personally deposited $2,150,168  (RMB 15,000,000) in the Bank as a pledge for the note payables the Company issued.